Financial derivatives at fair value (Details) - EUR (€) € in Thousands	Dec. 31, 2029	Dec. 31, 2028	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial derivatives [Line Items]
Notional amount						€ 6,438,000	€ 4,990
Cash flow amount						156,000
Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					€ 3,005,000
Cash flow amount					(23,000)
Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				€ 43,000
Cash flow amount				(18,000)
Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			€ 34,000
Cash flow amount			(16,000)
Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		€ 42,000
Cash flow amount		(16,000)
Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	€ 3,314,000
Cash flow amount	232,000
At fair value [member]
Financial derivatives [Line Items]
Net financial derivatives						109,000	€ 109,000	€ 153,000
Derivative financial assets [Member]
Financial derivatives [Line Items]
Notional amount						3,170,000
Cash flow amount						296,000
Derivative financial assets [Member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					421,000
Cash flow amount					35,000
Derivative financial assets [Member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				3,000
Cash flow amount				(2,000)
Derivative financial assets [Member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			(1,000)
Cash flow amount			(3,000)
Derivative financial assets [Member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		(1,000)
Cash flow amount		(4,000)
Derivative financial assets [Member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	2,748,000
Cash flow amount	270,000
Derivative financial assets [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial assets [Member]						241,000
Derivative financial assets [Member] | Toll road index linked swaps [Member]
Financial derivatives [Line Items]
Notional amount						76,000
Cash flow amount						158,000
Derivative financial assets [Member] | Toll road index linked swaps [Member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					(4,000)
Cash flow amount					12,000
Derivative financial assets [Member] | Toll road index linked swaps [Member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				(3,000)
Cash flow amount				12,000
Derivative financial assets [Member] | Toll road index linked swaps [Member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			(3,000)
Cash flow amount			13,000
Derivative financial assets [Member] | Toll road index linked swaps [Member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		(4,000)
Cash flow amount		13,000
Derivative financial assets [Member] | Toll road index linked swaps [Member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	89,000
Cash flow amount	108,000
Derivative financial assets [Member] | Toll road index linked swaps [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial assets [Member]						134,000
Derivative financial assets [Member] | Corporate cross currency swaps [Member]
Financial derivatives [Line Items]
Notional amount						250,000
Cash flow amount						2,000
Derivative financial assets [Member] | Corporate cross currency swaps [Member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					250,000
Cash flow amount					2,000
Derivative financial assets [Member] | Corporate cross currency swaps [Member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				0
Cash flow amount				0
Derivative financial assets [Member] | Corporate cross currency swaps [Member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			0
Cash flow amount			0
Derivative financial assets [Member] | Corporate cross currency swaps [Member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		0
Cash flow amount		0
Derivative financial assets [Member] | Corporate cross currency swaps [Member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	0
Cash flow amount	0
Derivative financial assets [Member] | Corporate cross currency swaps [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial assets [Member]						1,000
Derivative financial assets [Member] | Toll road cross currency swaps [Member]
Financial derivatives [Line Items]
Notional amount						1,850,000
Cash flow amount						68,000
Derivative financial assets [Member] | Toll road cross currency swaps [Member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					0
Cash flow amount					(19,000)
Derivative financial assets [Member] | Toll road cross currency swaps [Member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				0
Cash flow amount				(19,000)
Derivative financial assets [Member] | Toll road cross currency swaps [Member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			0
Cash flow amount			(19,000)
Derivative financial assets [Member] | Toll road cross currency swaps [Member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		0
Cash flow amount		(19,000)
Derivative financial assets [Member] | Toll road cross currency swaps [Member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	1,850,000
Cash flow amount	144,000
Derivative financial assets [Member] | Toll road cross currency swaps [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial assets [Member]						41,000
Derivative financial assets [Member] | Corporate irs [Member]
Financial derivatives [Line Items]
Notional amount						165,000
Cash flow amount						1,000
Derivative financial assets [Member] | Corporate irs [Member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					0
Cash flow amount					1,000
Derivative financial assets [Member] | Corporate irs [Member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				0
Cash flow amount				0
Derivative financial assets [Member] | Corporate irs [Member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			0
Cash flow amount			0
Derivative financial assets [Member] | Corporate irs [Member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		0
Cash flow amount		0
Derivative financial assets [Member] | Corporate irs [Member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	165,000
Cash flow amount	0
Derivative financial assets [Member] | Corporate irs [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial assets [Member]						1,000
Derivative financial assets [Member] | Transchile and centella irs [Member]
Financial derivatives [Line Items]
Notional amount						324,000
Cash flow amount						26,000
Derivative financial assets [Member] | Transchile and centella irs [Member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					2,000
Cash flow amount					4,000
Derivative financial assets [Member] | Transchile and centella irs [Member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				2,000
Cash flow amount				3,000
Derivative financial assets [Member] | Transchile and centella irs [Member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			0
Cash flow amount			1,000
Derivative financial assets [Member] | Transchile and centella irs [Member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		0
Cash flow amount		1,000
Derivative financial assets [Member] | Transchile and centella irs [Member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	320,000
Cash flow amount	17,000
Derivative financial assets [Member] | Transchile and centella irs [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial assets [Member]						19,000
Derivative financial assets [Member] | Dalaman irs [Member]
Financial derivatives [Line Items]
Notional amount						72,000
Cash flow amount						1,000
Derivative financial assets [Member] | Dalaman irs [Member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					0
Cash flow amount					1,000
Derivative financial assets [Member] | Dalaman irs [Member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				0
Cash flow amount				0
Derivative financial assets [Member] | Dalaman irs [Member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			0
Cash flow amount			0
Derivative financial assets [Member] | Dalaman irs [Member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		0
Cash flow amount		0
Derivative financial assets [Member] | Dalaman irs [Member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	72,000
Cash flow amount	0
Derivative financial assets [Member] | Dalaman irs [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial assets [Member]						1,000
Derivative financial assets [Member] | Toll roads irs [Member]
Financial derivatives [Line Items]
Notional amount						231,000
Cash flow amount						7,000
Derivative financial assets [Member] | Toll roads irs [Member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					0
Cash flow amount					2,000
Derivative financial assets [Member] | Toll roads irs [Member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				0
Cash flow amount				2,000
Derivative financial assets [Member] | Toll roads irs [Member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			0
Cash flow amount			2,000
Derivative financial assets [Member] | Toll roads irs [Member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		0
Cash flow amount		1,000
Derivative financial assets [Member] | Toll roads irs [Member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	231,000
Cash flow amount	0
Derivative financial assets [Member] | Toll roads irs [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial assets [Member]						6,000
Derivative financial assets [Member] | Equity swaps corporate [Member]
Financial derivatives [Line Items]
Notional amount						54,000
Cash flow amount						29,000
Derivative financial assets [Member] | Equity swaps corporate [Member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					54,000
Cash flow amount					29,000
Derivative financial assets [Member] | Equity swaps corporate [Member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				0
Cash flow amount				0
Derivative financial assets [Member] | Equity swaps corporate [Member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			0
Cash flow amount			0
Derivative financial assets [Member] | Equity swaps corporate [Member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		0
Cash flow amount		0
Derivative financial assets [Member] | Equity swaps corporate [Member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	0
Cash flow amount	0
Derivative financial assets [Member] | Equity swaps corporate [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial assets [Member]						29,000
Derivative financial assets [Member] | Other derivatives [Member]
Financial derivatives [Line Items]
Notional amount						119,000
Cash flow amount						2,000
Derivative financial assets [Member] | Other derivatives [Member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					117,000
Cash flow amount					2,000
Derivative financial assets [Member] | Other derivatives [Member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				2,000
Cash flow amount				0
Derivative financial assets [Member] | Other derivatives [Member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			0
Cash flow amount			0
Derivative financial assets [Member] | Other derivatives [Member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		0
Cash flow amount		0
Derivative financial assets [Member] | Other derivatives [Member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	0
Cash flow amount	0
Derivative financial assets [Member] | Other derivatives [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial assets [Member]						7,000
Derivative financial assets [Member] | Construction Division interest rate swaps
Financial derivatives [Line Items]
Notional amount						29,000
Cash flow amount						2,000
Derivative financial assets [Member] | Construction Division interest rate swaps | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					1,000
Cash flow amount					0
Derivative financial assets [Member] | Construction Division interest rate swaps | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				3,000
Cash flow amount				0
Derivative financial assets [Member] | Construction Division interest rate swaps | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			2,000
Cash flow amount			0
Derivative financial assets [Member] | Construction Division interest rate swaps | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		3,000
Cash flow amount		0
Derivative financial assets [Member] | Construction Division interest rate swaps | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	20,000
Cash flow amount	1,000
Derivative financial assets [Member] | Construction Division interest rate swaps | At fair value [member]
Financial derivatives [Line Items]
Derivative financial assets [Member]						2,000
Derivative financial liabilities [Member]
Financial derivatives [Line Items]
Notional amount						3,268,000
Cash flow amount						(139,000)
Derivative financial liabilities [Member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					2,584,000
Cash flow amount					(57,000)
Derivative financial liabilities [Member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				40,000
Cash flow amount				(16,000)
Derivative financial liabilities [Member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			35,000
Cash flow amount			(13,000)
Derivative financial liabilities [Member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		43,000
Cash flow amount		(12,000)
Derivative financial liabilities [Member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	566,000
Cash flow amount	(38,000)
Derivative financial liabilities [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial liabilities						(132,000)
Derivative financial liabilities [Member] | Toll roads irs [Member]
Financial derivatives [Line Items]
Notional amount						567,000
Cash flow amount						(96,000)
Derivative financial liabilities [Member] | Toll roads irs [Member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					28,000
Cash flow amount					(16,000)
Derivative financial liabilities [Member] | Toll roads irs [Member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				37,000
Cash flow amount				(16,000)
Derivative financial liabilities [Member] | Toll roads irs [Member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			32,000
Cash flow amount			(14,000)
Derivative financial liabilities [Member] | Toll roads irs [Member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		40,000
Cash flow amount		(12,000)
Derivative financial liabilities [Member] | Toll roads irs [Member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	430,000
Cash flow amount	(37,000)
Derivative financial liabilities [Member] | Toll roads irs [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial liabilities						(84,000)
Derivative financial liabilities [Member] | Toll roads foreign exchange derivatives [Member]
Financial derivatives [Line Items]
Notional amount						975,000
Cash flow amount						(38,000)
Derivative financial liabilities [Member] | Toll roads foreign exchange derivatives [Member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					975,000
Cash flow amount					(38,000)
Derivative financial liabilities [Member] | Toll roads foreign exchange derivatives [Member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				0
Cash flow amount				0
Derivative financial liabilities [Member] | Toll roads foreign exchange derivatives [Member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			0
Cash flow amount			0
Derivative financial liabilities [Member] | Toll roads foreign exchange derivatives [Member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		0
Cash flow amount		0
Derivative financial liabilities [Member] | Toll roads foreign exchange derivatives [Member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	0
Cash flow amount	0
Derivative financial liabilities [Member] | Toll roads foreign exchange derivatives [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial liabilities						(38,000)
Derivative financial liabilities [Member] | Corporate foreign exchange derivatives [Member]
Financial derivatives [Line Items]
Notional amount						581,000
Cash flow amount						(4,000)
Derivative financial liabilities [Member] | Corporate foreign exchange derivatives [Member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					481,000
Cash flow amount					(4,000)
Derivative financial liabilities [Member] | Corporate foreign exchange derivatives [Member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				0
Cash flow amount				0
Derivative financial liabilities [Member] | Corporate foreign exchange derivatives [Member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			0
Cash flow amount			0
Derivative financial liabilities [Member] | Corporate foreign exchange derivatives [Member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		0
Cash flow amount		0
Derivative financial liabilities [Member] | Corporate foreign exchange derivatives [Member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	100,000
Cash flow amount	0
Derivative financial liabilities [Member] | Corporate foreign exchange derivatives [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial liabilities						(4,000)
Derivative financial liabilities [Member] | Airports foreign exchange derivatives [Member]
Financial derivatives [Line Items]
Notional amount						1,068,000
Cash flow amount						(3,000)
Derivative financial liabilities [Member] | Airports foreign exchange derivatives [Member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					1,068,000
Cash flow amount					(3,000)
Derivative financial liabilities [Member] | Airports foreign exchange derivatives [Member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				0
Cash flow amount				0
Derivative financial liabilities [Member] | Airports foreign exchange derivatives [Member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			0
Cash flow amount			0
Derivative financial liabilities [Member] | Airports foreign exchange derivatives [Member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		0
Cash flow amount		0
Derivative financial liabilities [Member] | Airports foreign exchange derivatives [Member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	0
Cash flow amount	0
Derivative financial liabilities [Member] | Airports foreign exchange derivatives [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial liabilities						(3,000)
Derivative financial liabilities [Member] | Other derivatives [Member]
Financial derivatives [Line Items]
Notional amount						29,000
Cash flow amount						4,000
Derivative financial liabilities [Member] | Other derivatives [Member] | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					29,000
Cash flow amount					4,000
Derivative financial liabilities [Member] | Other derivatives [Member] | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				0
Cash flow amount				0
Derivative financial liabilities [Member] | Other derivatives [Member] | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			0
Cash flow amount			0
Derivative financial liabilities [Member] | Other derivatives [Member] | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		0
Cash flow amount		0
Derivative financial liabilities [Member] | Other derivatives [Member] | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	0
Cash flow amount	0
Derivative financial liabilities [Member] | Other derivatives [Member] | At fair value [member]
Financial derivatives [Line Items]
Derivative financial liabilities						(1,000)
Derivative financial liabilities [Member] | Thalia interest rate swaps
Financial derivatives [Line Items]
Notional amount						49,000
Cash flow amount						(1,000)
Derivative financial liabilities [Member] | Thalia interest rate swaps | Not later than one year [member]
Financial derivatives [Line Items]
Notional amount					3,000
Cash flow amount					€ 0
Derivative financial liabilities [Member] | Thalia interest rate swaps | Later than one year and not later than two years [member]
Financial derivatives [Line Items]
Notional amount				3,000
Cash flow amount				€ 0
Derivative financial liabilities [Member] | Thalia interest rate swaps | Later than two years and not later than three years [member]
Financial derivatives [Line Items]
Notional amount			3,000
Cash flow amount			€ 0
Derivative financial liabilities [Member] | Thalia interest rate swaps | Later than three years and not later than four years [member]
Financial derivatives [Line Items]
Notional amount		3,000
Cash flow amount		€ 0
Derivative financial liabilities [Member] | Thalia interest rate swaps | Later than four years [Member]
Financial derivatives [Line Items]
Notional amount	36,000
Cash flow amount	€ (1,000)
Derivative financial liabilities [Member] | Thalia interest rate swaps | At fair value [member]
Financial derivatives [Line Items]
Derivative financial liabilities						€ (2,000)